Consolidating financial information (Tables)	12 Months Ended
Dec. 31, 2020
Consolidating financial information
Schedule of Summarised financial information

Income statement

	NatWest
	Group plc	NWM Plc
For the year ended 31 December 2020	£m	£m
Net interest income	(478)	(31)
Non-interest income	(9,142)	953
Total income	(9,620)	922
Operating expenses	(69)	(1,110)
Impairment losses	(9)	(17)
Operating (loss) before tax	(9,698)	(205)
Tax credit/(charge)	125	(7)
Loss for the year	(9,573)	(212)
Attributable to:
Ordinary shareholders	(9,954)	(280)
Preference shareholders	26	—
Paid-in equity holders	355	68
Non-controlling interests	—	—
	(9,573)	(212)

	NatWest
	Group plc	NWM Plc
For the year ended 31 December 2019	£m	£m
Net interest income	(628)	(127)
Non-interest income	3,467	815
Total income	2,839	688
Operating expenses	(42)	(1,101)
Impairment releases	2	50
Operating profit/(loss) before tax	2,799	(363)
Tax (charge)/credit	(71)	94
Profit/(loss) for the year	2,728	(269)
Attributable to:
Ordinary shareholders	2,322	(329)
Preference shareholders	39	—
Paid-in equity holders	367	60
Non-controlling interests	—	—
	2,728	(269)

	NatWest
	Group plc	NWM Plc
For the year ended 31 December 2018	£m	£m
Net interest income	(368)	(239)
Non-interest income	2,794	1,002
Total income	2,426	763
Operating expenses	(85)	(1,262)
Impairment releases	1	89
Operating profit/(loss) before tax	2,342	(410)
Tax credit	149	51
Profit/(loss) from continuing operations	2,491	(359)
Profit/(loss) from discontinued operations, net of tax	—	54
Profit/(loss) for the year	2,491	(305)
Attributable to:
Ordinary shareholders	1,954	(305)
Preference shareholders	182	—
Paid-in equity holders	355	—
Non-controlling interests	—	—
	2,491	(305)

Balance sheet

	NatWest
	Group plc	NWM Plc
At 31 December 2020	£m	£m
Assets
Cash and balances at central banks	—	11,736
Trading assets	—	52,169
Derivatives	1,580	164,104
Settlement balances	—	1,084
Loans to banks - amortised cost	—	701
Loans to customers - amortised cost	—	7,477
Amount due from holding company and fellow subsidiaries	26,910	7,606
Other financial assets	579	8,043
Investment in group undertakings	46,229	2,600
Other assets	117	562
Total assets	75,415	256,082

Liabilities
Bank deposits	—	1,762
Customer deposits	—	1,469
Amount due to holding company and fellow subsidiaries	723	16,189
Settlement balances	—	604
Trading liabilities	—	56,916
Derivatives	1,102	153,754
Other financial liabilities	21,056	15,370
Subordinated liabilities	7,944	—
Other liabilities	151	866
Total liabilities	30,976	246,930
Owners' equity	44,439	9,152
Non-controlling interests	—	—
Total equity	44,439	9,152
Total liabilities and equity	75,415	256,082

Balance sheet

	NatWest
	Group plc	NWM Plc
At 31 December 2019	£m	£m
Assets
Cash and balances at central banks	—	9,953
Trading assets	—	57,768
Derivatives	979	147,458
Settlement balances	—	3,353
Loans to banks - amortised cost	—	238
Loans to customers - amortised cost	—	6,910
Amount due from holding company and fellow subsidiaries	25,018	7,145
Other financial assets	277	11,636
Investment in group undertakings	55,808	2,905
Other assets	1	687
Total assets	82,083	248,053
Liabilities
Bank deposits	—	2,038
Customer deposits	—	2,247
Amount due to holding company and fellow subsidiaries	439	16,858
Settlement balances	—	2,648
Trading liabilities	—	53,576
Derivatives	711	142,390
Other financial liabilities	19,331	17,470
Subordinated liabilities	7,647	—
Other liabilities	168	1,195
Total liabilities	28,296	238,422
Owners’ equity	53,787	9,631
Non-controlling interests	—	—
Total equity	53,787	9,631
Total liabilities and equity	82,083	248,053